CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
REVENUES
Real property rental	$ 296,623		$ 828,663
Medical related consulting services - related party		66,286	222,611	616,446
Development services and sales of developed products	11,290		26,276
Total Revenues	307,913	66,286	1,077,550	616,446
COSTS AND EXPENSES
Real property operating expenses	210,274		542,371
Medical related consulting services - related parties		99,581	272,400	73,066
Development services and sales of developed products	16,520		15,016
Total Costs and Expenses	226,794	99,581	829,787	73,066
REAL PROPERTY OPERATING INCOME	86,349		286,292
GROSS PROFIT FROM DEVELOPMENT SERVICES AND SALES OF DEVELOPED PRODUCTS	5,230		11,260
GROSS (LOSS) PROFIT FROM MEDICAL RELATED CONSULTING SERVICES		33,295	(49,789)	543,380
OTHER OPERATING EXPENSES:
Selling expense		8,711	15,253	6,894
Compensation and related benefits	538,814	182,927	1,291,183	10,088
Professional fees	571,772	207,218	1,033,308	395,780
Other general and administrative	285,252	60,732	464,544	53,685
Impairment loss			1,321,338
Total Other Operating Expenses	1,395,838	459,588	4,125,626	466,447
(LOSS) INCOME FROM OPERATIONS	(1,314,719)	(492,883)	(3,877,863)	76,933
OTHER INCOME (EXPENSE)
Interest income	408	794	1,370	575
Interest expense	(236,986)		(138,110)
Foreign currency transaction loss		(57,244)	(57,244)
Other income	328		22,202
Grant income
Total Other (Expense) Income, net	(236,250)	(56,450)	(171,782)	575
(LOSS) INCOME BEFORE INCOME TAXES	(1,550,969)	(549,333)	(4,049,645)	77,508
INCOME TAXES				21,927
NET (LOSS) INCOME	(1,550,969)		(4,049,645)	55,581
LESS: NET (LOSS) INCOME ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(69,390)		(585,360)
NET (LOSS) INCOME ATTRIBUTABLE TO AVALON GLOBOCARE CORP. COMMON SHAREHOLDERS	(1,481,579)	(549,333)	(3,464,285)	55,581
COMPREHENSIVE (LOSS)
NET (LOSS) INCOME	(1,550,969)	(549,333)	(4,049,645)	55,581
Unrealized foreign currency translation gain (loss)	52,838	(39,771)	2,540	(94,568)
COMPREHENSIVE LOSS	(1,498,131)	(589,104)	(4,047,105)	(38,987)
LESS: COMPREHENSIVE LOSS ATTRIBUTABLE TO NON-CONTROLLING INTEREST	(69,230)		(585,394)
COMPREHENSIVE LOSS ATTRIBUTABLE TO AVALON GLOBOCARE CORP. COMMON SHAREHOLDERS	$ (1,428,901)	$ (589,104)	$ (3,461,711)	$ (38,987)
NET (LOSS) INCOME PER COMMON SHARE ATTRIBUTABLE TO AVALON GLOBOCARE CORP. COMMON SHAREHOLDERS:
Basic and diluted	$ (0.02)	$ (0.01)	$ (0.05)	$ 0
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted	69,781,733	62,595,289	65,033,472	51,139,475